As filed with the Securities and Exchange Commission on October 17, 2000

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 84

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 86

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------

It is proposed that this filing become effective:


[ ]     immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]     on __________________ pursuant  to Rule 485,  paragraph  (b) 60 days
[ ]     after filing  pursuant  to Rule 485,  paragraph  (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[X]     75 days after filing pursuant to Rule 485,  paragraph  (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of BrownIA Maryland Bond Fund.

                                   PROSPECTUS

                           _____________________, 2000

                           BROWNIA MARYLAND BOND FUND

            The Fund seeks a high level of current income exempt from
              both Federal and Maryland State income taxes without
             assuming undue risk by investing primarily in municipal
                                   securities.

                  You may purchase Fund shares without a sales
                   charge. The Fund does not incur Rule 12b-1
                              (distribution) fees.

  THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
    NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN
  OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE
        SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 The Securities and Exchange Commission has not
                    approved or disapproved the Fund's shares
                    or determined whether this Prospectus is
                              accurate or complete.
            Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                             3

PERFORMANCE                                                     4

FEE TABLE                                                       5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS                                             6

MANAGEMENT                                                      9

YOUR ACCOUNT                                                    11

         How to Contact the Fund                                11
         General Information                                    11
         Buying Shares                                          12
         Selling Shares                                         17
         Exchange Privileges                                    19

OTHER INFORMATION                                               20

FINANCIAL HIGHLIGHTS                                            21

RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND               INVESTMENT OBJECTIVE

DEBT SECURITY means a security       BrownIA Maryland Bond Fund (the "Fund") seeks high current income exempt from
such as a bond or note that          both Federal and Maryland state income taxes.
obligates the issuer to pay the
security owner a specified sum of    PRINCIPAL INVESTMENT STRATEGIES
money (interest) at set intervals
as well as to repay the principal    The Fund invests primarily in investment grade Maryland municipal securities,
amount of the security at its        municipal securities issued by U.S. territories and possessions, and U.S.
maturity.                            Government securities.  Generally, the weighted average maturity of the Fund's portfolio securities is between 5 and 10 years.
MATURITY means the date on which a
debt security is (or may be) due     PRINCIPAL RISKS OF INVESTING IN THE FUND
and payable.
                                     An investment in the Fund is not a deposit of a bank and is not insured or
BOND means a debt security with a    guaranteed by the Federal Deposit Insurance Corporation or any other government
long-term maturity, usually 5        agency.  You could lose money on your investment in the Fund or the Fund could
years or longer.                     underperform other investments. The principal risks of an investment in the
                                     Fund include:
NOTE means a debt security with a
short-term maturity, usually less    o       The Fund's share price, yield, and total return will fluctuate in
than 1 year.                                 response to price movements in the debt securities markets
                                     o       The value of most debt securities fall when interest rates rise; the
NRSRO means a "nationally                    longer a debt  security's  maturity and the lower its credit quality, the
recognized statistical rating                more its value typically falls in response to an increase in interest
organization,"  such as Standard &           rates
Poor's,  that rates debt  securities o       The Fund  cannot  collect  interest and principal  payments on a debt
by relative  credit  risk.                   security if the issuer defaults
                                     o       Issuers may prepay fixed rate securities when interest rates fall,
INVESTMENT GRADE SECURITY means a            forcing the Fund to invest in securities with lower interest rates
debt security rated in one of the    o       The Fund is non-diversified. The Fund may focus its investments in the
four highest long-term or two                securities of a comparatively small number of issuers. Concentration of
highest short-term ratings                   the Fund in securities of a limited number of issuers exposes it to
categories by an NRSRO or unrated            greater market risk and potential monetary losses than if its assets
and determined to be of comparable           were diversified among the securities of a greater number of issuers
quality by the Fund's Adviser at     o       Economic and political changes in Maryland may have a greater effect
the time of purchase.                        on the Fund than if the Fund invested in municipal securities of various states
MUNICIPAL SECURITY means a debt      o       The Fund's investment adviser (the "Adviser") may make poor investment
security issued by or on behalf of           decisions
a state, its local governments and
public financing authorities, and
by U.S. territories and
possessions.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
     o    A Maryland resident
     o Are an income-oriented investor in a high tax bracket and desire tax-exempt income
     o Seek income and more price stability than stocks offer o Seek capital preservation
     o    Are pursuing a long-term goal

The Fund may not be appropriate for you if you:
     o    Are not a Maryland resident
     o    Are pursuing a short-term goal or are investing emergency reserves
     o Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
     o    Do not desire tax-exempt income

PERFORMANCE

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FEE TABLE

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling, or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser, are paid out of a Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
    the offering price)                                                     None
    Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
    Maximum Deferred Sales Charge (Load)                                    None
    Redemption Fee                                                          None
    Exchange Fee                                                            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees                                                       0.50%
     Distribution (12b-1) Fees                                              None
     Other Expenses                                                        0.60%
     TOTAL ANNUAL FUND OPERATING EXPENSES(1)                               1.10%
     Fee Waiver and Expense Reimbursement(2)                               0.50%
     Net Expenses                                                          0.60%

(1) Based on estimated amounts for the Fund's fiscal year ending May 31, 2001.

(2) Based on certain contractual fee waivers and expense reimbursements that may change after September 30, 2000.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR             3 YEARS                5 YEARS                   10 YEARS
 $62                  $350                  $606                       $1,340

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS

CONCEPTS TO UNDERSTAND        INVESTMENT OBJECTIVE

YIELD  CURVE  means a graph   The Fund  seeks to  provide a high  level of current income  exempt from both Federal and
that plots the yield of all   Maryland  State income.
bonds of  similar  quality
against  the bonds'           INVESTMENT  STRATEGIES
maturities.
                              THE ADVISER'S PROCESS  The Adviser continuously monitors economic factors such as
PRIVATE ACTIVITY BOND means   interest rate outlooks and technical factors such as the shape of the yield curve in
a bond that is issued by or   combination with the stated objective of the Fund to determine an appropriate maturity
on behalf of public           profile for the Fund's investment portfolio.  The Adviser then principally searches for
authorities to finance        securities that satisfy the maturity profile of the Fund and that provide the greatest
privately operated            potential return relative to the risk of the security.  The Adviser may sell a debt
facilities.  Private          security if:
Activity Bonds are
primarily revenue             o    Revised economic forecasts or interest rate outlook requires a repositioning
securities.                        of the portfolio
                              o    The security subsequently fails to meet the Adviser's investment criteria
GENERAL OBLIGATION  SECURITY  o    A more attractive  security is found or funds are needed for another  purpose
means a security  whose       o    The Adviser  believes that the  security  has reached its  appreciation  potential principal  and interest
payments  are secured by a    INVESTMENT  POLICIES  The Fund  invests  primarily in investment grade Maryland  municipal
municipality's  full  faith   securities, municipal  securities  issued by U.S.  territories or possessions,  and U.S.
and credit and taxing  power. Government  securities.  The Fund may also  invest inmunicipal securities issued by other states.  Normally, the Fund will invest at least 80% of the Fund's total assets
REVENUE SECURITY means a      in securities the interest of which are exempt from Federal and Maryland State income
security whose principal      taxes.
and interest generally are
payable from revenues of a    Municipal securities include municipal bonds, notes, and leases.  Municipal leases are
particular facility, class    securities that permit government issuers to acquire property and equipment without the
of facilities or from the     security being subject to constitutional and statutory requirements for the issuance of
proceeds of a special         long-term debt securities.  The Fund invests in general obligation securities and
excise or other tax.          revenue securities,  including private activity bonds.  Generally, the average weighted maturity of the Fund's portfolio securities is between 5 and 10 years.

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. As a result, the Fund may be unable to achieve its investment objective.

INVESTMENT RISKS

GENERAL The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which the Fund invests. An additional risk is that issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Your investment in the Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. This risk generally increases as security credit ratings fall.

Your investment in the Fund is subject to the risk that the Adviser may make poor investment decisions.

The Fund is non-diversified. The Fund may focus a larger percentage of its assets in the securities of fewer issuers. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

SPECIFIC RISKS INVOLVING MARYLAND MUNICIPAL SECURITIES Economic or political factors in Maryland may adversely affect issuers of Maryland municipal securities. Adverse economic or political factors will affect the Fund's net asset value more than if the Fund invested in more geographically diverse investments. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

The following is a summary of the NRSRO ratings for Maryland municipal securities. As of ______, 2000, Maryland general obligation bonds were rated Aaa by Moody's Investor Services and AAA by Standard & Poor's and Fitch IBCA, Inc. There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by the Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maryland is contained in the Statement of Additional Information.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Fund's  Adviser is Brown  Advisory  Inc.,  Furness  House,  19 South Street,
Baltimore, Maryland 21202. The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. Prior, to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Alex Brown Capital Advisory & Trust Company.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee of 0.50% of the average daily net assets of the Fund.

As of ____________, 2000, the Adviser and its affiliates had approximately $___ billion of assets under management.

A committee of investment professionals makes all investment decisions for the Fund and no other person is primarily responsible for making recommendations to that committee.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of _________, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $____ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers have undertaken to waive a portion of their fees and/or to reimburse certain expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.60% or less of the average daily net assets of the Fund. Waivers may be reduced or eliminated at any time.

YOUR ACCOUNT

HOW TO CONTACT THE FUND             GENERAL INFORMATION

WRITE TO US AT:                     You may purchase or sell (redeem) shares at the net asset value of a share (NAV)
  BrownIA Funds                     next calculated after the Transfer Agent receives your request in proper form.
  P.O. Box 446                      For instance, if the Transfer Agent receives your purchase request in proper
  Portland, Maine 04112             form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV.  The Fund cannot accept orders that request a particular day
OVERNIGHT ADDRESS:                  or price for the transaction or any other special conditions.
  BrownIA Funds
  Two Portland Square               The Fund does not issue share certificates.
  Portland, Maine 04101
                                    If you purchase shares directly from the Fund, you will receive monthly
TELEPHONE US AT:                    statements and a confirmation of each transaction.  You should verify the
  (800) 540-6807 (toll free) or     accuracy of all transactions in your account as soon as you receive your
  (207) 879-0001                    confirmations.

WIRE INVESTMENTS                    The Fund reserves the right to waive minimum investment amounts and may
(OR ACH PAYMENTS)                   temporarily suspend (during unusual market conditions) or discontinue any
TO US AT:                           service or privilege.
  Bankers Trust Company
  New York, New York                WHEN AND HOW NAV IS DETERMINED The Fund  calculates its NAV as of the close of
  ABA #021001033                    the New York Stock Exchange  (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed.  The time at which NAV
  FOR CREDIT TO:                    is calculated  may change in case of an  emergency.  The Fund's NAV is determined
  Forum Shareholder Services, LLC   by taking the market value of all  securities owned by the Fund (plus all other
  Account # 01-465-547              assets such as cash), subtracting liabilities and then  dividing the result (net
  BrownIA  Maryland Bond Fund       assets) by the number of shares outstanding. The Fund values securities for
  (Your Name)                       which market quotations are readily available at current market value. If
  (Your Account Number)             market  quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make a payment by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge you a fee for this service. You may call
(800) 94FORUM or (800) 943-6786 to request an ACH transaction.

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                MINIMUM INITIAL      MINIMUM ADDITIONAL INVESTMENT
                                                  INVESTMENT
Standard Accounts                                   $5,000                        $100
Accounts With Systematic Investment Plans           $2,000                        $100

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more         the account
owners  (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                o   Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to a      custodial account under the UGMA or the UTMA
child and obtain tax benefits                                o   The custodian must sign instructions in a
                                                                  manner indicating custodial capacity
BUSINESS ENTITIES                                            o    Submit a Corporate/Organization Resolution
                                                                  form or similar document
TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees






                                       13

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                      BY CHECK
o    Call or write us for an account application (and         o    Fill  out an investment slip from a
     Corporate/Organization Resolution form if applicable)         confirmation or write us a letter
o    Complete  the  application  (and  resolution  form)      o    Write  your account number on your check
o    Mail us your  application (and resolution form)          o    Mail us the slip (or your letter) and the check
     and a check
BY WIRE                                                      BY WIRE
o    Call or write us for an  account  application  (and      o    Call to  notify us of your incoming wire
     Corporate/Organization  Resolution form if applicable)   o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your bank to wire your money to us


                                       14

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT

o    Call or write us for an account application (and          o    Complete the systematic investment section of
     Corporate/Organization Resolution form if applicable)          the application
o    Complete the application (and resolution form)            o    Attach a voided check to your application
o    Call us to fax the completed application (and             o    Mail us the completed application and voided
     resolution form) and we will assign you an account             check
     number

o Mail us your original application (and resolution form)
o    Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Generally, the Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading, or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
        o    Your name(s) and signature(s)
        o    Your account number
        o    The Fund name
        o    The dollar amount or number of shares you want to sell
        o    How and where to send the redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o    Your account number
        o    Exact name(s) in which the account is registered
        o    Additional form of identification
o    Redemption proceeds will be:
        o    Mailed to you or
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us the completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o  Sales of over $50,000 worth of shares
     o  Changes to a shareholder's record name
     o  Redemptions   from  an  account   for  which  the   address  or  account
        registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm, or bank account not on record o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option, or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares and buy shares of other Trust series managed by the Adviser. You may also exchange Fund shares for Investors Shares of the Trust's money market fund. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE

BY MAIL
o    Prepare a written request including:
o    Your name(s) and signature(s)
o    Your account number
o    The names of each fund you are exchanging
o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o    Your account number
        o    Exact  name(s) in which account is registered
        o    Additional  form of identification

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

Generally, you are not subject to Federal or Maryland State income taxes on the Fund's distribution of tax-exempt interest income. The Fund's distribution of taxable interest, other investment income and short-term capital gain are taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. It is anticipated that substantially all of the Fund's net income will be exempt from Federal and Maryland State income taxes. The income of certain securities held by the Fund may be subject to Alternative Minimum Tax ("AMT").

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal AMT. Distributions of net income from tax-exempt obligations are included in "adjusted current earnings" of corporations for Federal AMT purposes.

If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this prospectus.

                           BROWNIA MARYLAND BOND FUND

FOR MORE INFORMATION

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS

      Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
          The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND
            You can get free copies of both reports (when available)
              the SAI, request other information, and discuss your
               questions about the Fund by contacting the Fund at:

                                  BrownIA Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                            800-540-6807 (toll free)
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
       You can also review the Fund's reports (when available) and SAI at the Public Reference Room of the Securities and Exchange
              Commission ("SEC"). The scheduled hours of operation
         ofthe Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:

                              Public Reference Room

                       Securities and Exchange Commission

                           Washington, D.C. 20549-6009

                       E-mail address: publicinfo@sec.gov

  Free copies of the reports and SAI are available from the SEC's Internet Web
                           Site at http://www.sec.gov.

                    Investment Company Act File No. 811-3023.

                                        STATEMENT OF ADDITIONAL INFORMATION
[FORUM
LOGO]
                                        _____________, 2000

INVESTMENT ADVISER:                     BROWNIA MARYLAND BOND FUND

Brown Advisory Inc.
Furness House
19 South Street

Baltimore, Maryland  21202

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 805-8258
(207) 879-0001








INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

This Statement of Additional Information (the "SAI") supplements the Prospectus dated ________, 2000, as may be amended from time to time, offering shares of BrownIA Maryland Bond Fund, a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

                                TABLE OF CONTENTS

GLOSSARY                                                                   2


1.  INVESTMENT POLICIES AND RISKS                                          2


3.  INFORMATION CONCERNING THE STATE OF MARYLAND                           7


4.  INVESTMENT LIMITATIONS                                                 8


5.  PERFORMANCE DATA AND ADVERTISING                                      10


6.  MANAGEMENT                                                            14


7.  PORTFOLIO TRANSACTIONS                                                20


8.  PURCHASE AND REDEMPTION INFORMATION                                   23


9.  TAXATION                                                              25


10.  OTHER MATTERS                                                        28


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                           A-1


APPENDIX B - MISCELLANEOUS TABLES                                        B-1


APPENDIX C - PERFORMANCE DATA                                            C-1

GLOSSARY
--------------------------------------------------------------------------------


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Brown Advisory Inc.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the Forum Trust, LLC, custodian of the Fund's assets.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

         "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fitch" means Fitch IBCA, Inc.

         "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

         "Fund" means BrownIA Maryland Bond Fund.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

The Fund is a non-diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

A.       DEBT SECURITIES

1.       GENERAL

MUNICIPAL SECURITIES The Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

U.S. GOVERNMENT SECURITIES The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in variable and floating rate securities. Debt securities that have variable or floating rates of interest, may under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2.       RISKS

GENERAL The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, debt securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Fund may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists, therefore, that as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

2.       CREDIT RISK

The Fund's investment in debt securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the debt securities held by the Fund will be "Aa" as per Moody's or "AA" as per S&P. The Fund will limit its investment in debt securities rated "Baa" by Moody's or "BBB" by S&P to 10% of the Fund's total assets.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate, and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       FUTURES

1.       GENERAL

The Fund may purchase futures contracts to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. The Fund may invest in municipal bond futures and Treasury bond and note futures.

A municipal bond futures contract is based on the value of the Bond Buyer Index ("BBI") which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least "A". To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash of they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20 year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10 year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

2.       RISKS

Use of these instruments is subject to regulation by the SEC, the futures exchanges on which futures are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

There are certain investment risks associated with futures transactions. These risks include: (1) imperfect correlation between movements in the prices of futures and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (2) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (3) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include limitation by the futures exchanges on the amount of fluctuation permitted in certain futures contract prices during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures market may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

If the Fund will be financially exposed to another party due to its investments in futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

D.       BORROWING

1.       GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of the Fund's total assets.

2.       RISKS

Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense is incurred as a result of borrowing were to exceed the net return to investors, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

E.       LEVERAGE TRANSACTIONS

1.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING The Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs after 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The Fund will not enter into a when-issued or forward commitment if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

2.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, and money market mutual funds.

G.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

3.  INFORMATION CONCERNING THE STATE OF MARYLAND
--------------------------------------------------------------------------------

Material in this section was compiled from several public sources, including statements from the State of Maryland Office of the Treasurer and the 1999 Comprehensive Annual Financial Report of the State of Maryland. Although the information is believed to be accurate, none of the information obtained has been verified independently. While the following summarizes the most current information available from these sources, it does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the dates indicated.

The State of Maryland has a population of approximately 5.1 million. Services, trade, and government are among the leading areas of employment. Growth, generally, slowed in 1999 from an average annual rate of 4.2% over the prior four years. Construction and services have experienced the highest levels of growth, 3.7% and 3.8%, respectively. The telecommunications sector remains strong with anticipated annual growth rates of approximately 2%. Overall, non-agricultural employment rates increased 2.1% in 1999 and are expected to slow to 1.6% in 2000 and rebound again to 2.1% in 2001. Maryland's unemployment rate as of fiscal 1999 was 4.0%. A tight labor market and strong wage growth contributed to a 5.7% increase in personal income in 1999. It is anticipated that personal income levels will remain stable in 2000 and increase again in 2001.

The State of Maryland enacts its budget annually. The budget uses a legally mandated budgetary fund structure. Maryland also maintains accounts to conform with generally accepted accounting principles but financial control is exercised under the budgetary system. The largest sources of revenues are broad-based taxes, including income, sales, motor vehicle, and property taxes.

Maryland general obligation bonds are rated Aaa by Moody's, and AAA by both S&P and Fitch. As of June 30, 1999, Maryland had $5.1 billion in State tax-supported debt. Authorized but unissued general obligation bonds totaled $1 billion.

4.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION

Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

UNDERWRITING ACTIVITIES

Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

LENDING

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities to the extent permitted by the 1940 Act.

B.       NON - FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts are not deemed to constitute selling securities short.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

LIQUIDITY

Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

OPTIONS AND FUTURES

Invest in futures or options contracts regulated by the CFTC except for (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.  PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.       PERFORMANCE DATA

The Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports, or other materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger, or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including, but not limited to, the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Smith Barney Indices, the Lehman Bond Indices, U.S. Treasury bonds, bills or notes, and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes

1.       SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The Fund may also quote tax equivalent yields, which show the taxable yields a shareholder would have to earn to equal a fund's tax-free yield after taxes. A tax equivalent yield is calculated by dividing a fund's tax-free yield by one minus a stated Federal, state or combined Federal and state tax rate.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives, which are insured or guaranteed.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd

         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the average  daily  number of shares
                                    outstanding  during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

2.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual total returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, the Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

3.       OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports, or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer, or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education, and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly, or daily); (4) information relating to inflation and its effects on the dollar (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6%, and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets, or number of shareholders of the Fund as of one or more dates; and
(10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years, and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

             SYSTEMATIC                    SHARE                    SHARES
PERIOD       INVESTMENT                    PRICE                   PURCHASED
------       ----------                    -----                   ---------
   1            $100                        $10                      10.00
   2            $100                        $12                       8.33
   3            $100                        $15                       6.67
   4            $100                        $20                       5.00
   5            $100                        $18                       5.56
   6            $100                        $16                       6.25
                ----                        ---                       ----
Total Invested  $600      Average Price   $15.17       Total Shares   41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's, or any of the Trust's service providers' policies or business practices.

6.  MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
-------------------------------------------- -----------------------------------------------------------------------

-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,  Chairman and President     Member and Director, Forum  Financial Group, LLC (a mutual fund
Born:  July 15, 1942                         services  holding  company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee of one other investment company for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner, Winthrop, Stimson, Putnam & Roberts (law firm) 1989 - 1995
40 West 57th Street                          Trustee of one other  investment  company  for which  Forum  Financial
New York, NY 10019                           Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Thomas G. Sheehan, Vice President            Managing Director, Forum Financial Group, LLC
Born:  July 15, 1954                         Officer of five other  investment  companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein, Vice President           Managing Director, Business Development and Client Services, Forum
Born:  August 3, 1961                        Financial Group LLC
Two Portland Square                          Officer of five other investment companies for which Forum Financial
Portland, ME 04101                           Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales,  Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
-------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate General Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other  investment  company  for which  Forum  Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,750 for his service to the Trust. In addition, each Trustee will be paid a fee of $500 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ended May 31, 2001.

                             Compensation      Total Compensation from the
         Trustee            from the Funds            Fund Complex*
-------------------------- ------------------ -------------------------------
-------------------------- ------------------ -------------------------------
John Y. Keffer                    $0                        $0
-------------------------- ------------------ -------------------------------
-------------------------- ------------------ -------------------------------
Costas Azariadis               $525.21                  $18,000
-------------------------- ------------------ -------------------------------
-------------------------- ------------------ -------------------------------
James C. Cheng                 $525.21                  $18,000
-------------------------- ------------------ -------------------------------
-------------------------- ------------------ -------------------------------
J. Michael Parish              $525.21                  $18,000
-------------------------- ------------------ -------------------------------

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a fully owned subsidiary of Brown Capital Holdings Incorporate, a holding company incorporated under the laws of Maryland in 1998.

3.       FEES

The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee, if not waived, is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

B.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times, and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for services performed under the Distribution Agreement.

2.       OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

C.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities, and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets and 0.75% of the Fund's average daily net assets in excess of $100 million , subject to a minimum fee of $40,000. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 plus $3,000 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence, or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of $18,000 plus $25 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

4.       SHAREHOLDER SERVICING AGENT

Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective December 31, 2000, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities"). Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to the Fund, a fee of up to 0.25% of that Fund's average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

5.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Fund's cash and securities, determines income, and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

6.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

7.       INDEPENDENT AUDITORS

[Name of Independent Auditor], [Address of Independent Auditor], independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

7.  PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

E.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

1.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

2.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

3.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

4.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

5.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Funds' holdings at those securities as of the Funds most recent fiscal year.

8.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

D.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

E.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

F.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

G.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

H.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If an independent pricing service is unable to provide a valuation for a security held in the Fund's portfolio, the security is reported the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If valued at fair value as determined by the Board (or its delegate).

I.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

9.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).

B.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers

          (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

C.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

D.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

E.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

Certain regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

F.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

G.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

H.       BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

I.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

J.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

K.       FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

10.  OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                       Investors Equity Fund
BrownIA Growth Equity Fund                      Investors Growth Fund
BrownIA Small-Cap Growth Fund                   Investors High Grade Bond Fund
BrownIA Maryland Bond Fund                      Maine TaxSaver Bond Fund
Daily Assets Cash Fund(1)                       Mastrapasqua Growth Value Fund
Daily Assets Government Fund(1)                 New Hampshire TaxSaver Bond Fund
Daily Assets Government Obligations Fund(1)     Payson Balanced Fund
Daily Asset Municipal Fund(1)                   Payson Value Fund
Daily Assets Treasury Obligations Fund(1)       Polaris Global Value Fund
Equity Index Fund                               TaxSaver Bond Fund
Investors Bond Fund                             The Advocacy Fund

 (1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Funds' investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees, may, without prior shareholder approval change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations, or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

5.       FUND OWNERSHIP

As of ______________, 2000, the officers and Trustees of the Trust, as a group, owned less than 1% of the shares of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of ___________________, 2000, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates, beneficially owned 100% of the Fund and may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Fund after its public offering.

6.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

B.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

Financial statements are not available because the Fund had not commenced operations prior to the date of this SAI.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE
         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;

          obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstanding amounts, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     o    Leading market positions in well-established industries.
     o    High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                             ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                    PAYABLE                  WAIVED                 RETAINED

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
                                                    PAYABLE                  WAIVED                 RETAINED

Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 5 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                                                               TOTAL BROKERAGE    % OF BROKERAGE
                                                               COMMISSIONS ($)     COMMISSIONS           % OF
                                                                  PAID TO AN        PAID TO AN       TRANSACTIONS
                                             TOTAL BROKERAGE     AFFILIATE OF      AFFILIATE OF     EXECUTED BY AN
                                             COMMISSIONS ($)     THE FUND OR       THE FUND OR     AFFILIATE OF THE
                                                                   ADVISER           ADVISER        FUND OR ADVISER

Brokerage commission information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

REGULAR BROKER OR DEALER                              VALUE HELD

Information regarding securities positions held in the securities of regular brokers and dealers of the Fund is not included as the Fund had not commenced operations prior to the date of this SAI.

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 - TOTAL RETURNS & 30 DAY YIELDS

Performance information is not provided because the Fund had not commenced operations prior to the date of this SAI.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS


(a) Trust Instrument of Registrant as amended and restated on on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as
         Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3)       Investment   Advisory   Agreement  between  Registrant  and  Forum
              Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

    (4)       Investment  Advisory  Agreement  between  Registrant  and Polaris
              Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

    (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

    (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).


    (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (8) Investment Advisory Agreement between Registrant and The Stratevest Group, N.A. relating to Investors Equity Fund, dated as of August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (9) Form of Investment Advisory Agreement between Registrant and Brown Advisory, Inc. relating to BrownIA Maryland Bond Fund (Filed herewith).


(e) (1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment

              No.   62  via   EDGAR   on  May  26,   1998,   accession   number
              0001004402-98-000307).

    (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).


    (3)       Distribution   Agreement   between   Registrant  and  Forum  Fund
              Services, LLC relating to, Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, , Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 28, 1999 (Exhibit incorporated by reference as filed as Exhibit (e)(3) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to, Austin Global Equity Fund, BrownIA
              Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 28, 1999 (Filed herewith).


(f)      None.


(g)  (1)       Custodian  Agreement between  Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA
               Small-Cap Growth Fund,  BrownIA Growth Equity Fund,  Equity Index
               Fund,  Investors  Bond Fund,  Investors  Equity  Fund,  Investors
               Growth Fund,  Investors High Grade Bond Fund, Maine TaxSaver Bond
               Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond
               Fund,  Payson  Balanced Fund,  Payson Value Fund,  Polaris Global
               Value Fund,  TaxSaver Bond Fund,  The Advocacy Fund, and Investor
               Shares,  Institutional Shares and Institutional Service Shares of
               Daily Assets Treasury  Obligations  Fund, Daily Assets Government
               Fund, Daily Assets Government Obligations Fund, Daily Assets Cash
               Fund and Daily Assets  Municipal  Fund (Exhibit  incorporated  by reference as filed as Exhibit (g)(1) in post-effective  amendment
               No.  82  via  EDGAR  on  August  14,   2000,   accession   number
               0001004402-00-000283).

    (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund,
              BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Filed herewith).

    (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA , Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated April 20, 1999 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated April 20, 1999 (Filed herewith).

(h) (1)       Administration   Agreement  between  Registrant  and  Forum
              Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (Filed herewith).

    (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (4) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (Filed herewith).

     (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Filed herewith).


    (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

    (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
              (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

    (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, and BrownIA Growth Equity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (10) Form of Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland TaxSaver Bond Fund, (Filed herewith).

    (11) Shareholder Service Plan of Registrant dated July 1, 2000 related to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


(i) (1)       Opinion of Seward & Kissel LLP dated  January 5, 1996 (Exhibit
              incorporated   by  reference  as  filed  as  Exhibit   (10)(a)  in
              post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

    (2)       Consent  of  Seward & Kissel  LLP  dated  June 14,  2000  (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)      None.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)  (1)      Rule 12b-1  Plan  effective  January  1, 1999  adopted by the
              Investor Shares of Daily Assets Treasury  Obligations Fund, Daily
              Assets Government Fund, Daily Assets Government Obligations Fund,
              Daily Asset Cash Fund and Daily Assets  Municipal  Fund  (Exhibit
              incorporated by
              reference as filed as Exhibit (15)(b) in post-effective amendment
              No.  69  via  EDGAR  on  December  15,  1998,   accession  number
              0001004402-98-000648).


     (2) Rule 12b-1 Plan effective August 15, 2000 adopted by the Trillium Asset Management Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


(n) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


    (2)       Code of  Ethics  adopted  by Brown  Investment  Advisory  & Trust
              Company  Exhibit  incorporated  by  reference as filed as Exhibit
              (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


    (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


    (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).


    (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (7) Code of Ethics adopted by The Stratevest Group, N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (8) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (9) Code of Ethics adopted by Wells Fargo Bank N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (10) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit
              incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (11) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).


    (12) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (13) Code of Ethics adopted by Brown Advisory Inc. will be filed at a later date.


Other Exhibits:

(A) Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C) Power of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
         (j)(4), (j)(5), (j)(6),  (j)(7), (j)(8), (j)(9),  (j)(10),  (j)(11) and
         (j)(12) as filed in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         (a)      Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
         Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           (A) By the court or other body approving the settlement;

                           (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., Peoples Heritage Bank and Forum Investment Advisers, LLC (Investors Bond Fund, Investors High Grade

         Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and Investors Growth Fund) include language similar to the following:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Polaris Capital Management, Inc., Mastrapasqua & Associates, Brown Investment Advisors & Trust Company and Trillium Asset Management Corporation provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required

         Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust, LLC are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust, LLC and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies



(b)      H.M. Payson & Co.

         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Adrian L. Asherman                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John C. Downing                       Managing Director, Treasurer       H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas M. Pierce                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter E. Robbins                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John H. Walker                        Managing Director, President       H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Teresa M. Esposito                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John C. Knox                          Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Harold J. Dixon                       Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael R. Currie                     Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William O. Hall, III                  Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William N. Weikert                    Managing Director                  H.M. Payson & Co.


(c)      Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter Vlachos                         Director, President, Treasurer,    Austin Investment Management Inc.
                                               Secretary



(d)      The Stratevest Group, N. A.


         The   description  of  The  Stratevest   Group,   N.A.   ("Stratevest")
         (investment adviser to Investors Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's

          Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.


         The following are the principal executive officers and directors of Stratevest including their business connections which are of a substantial nature. The address of Stratevest is 111 Main Street, Burlington, VT, 05401 and, unless otherwise indicated below, the address is the principal address of any company with which the principal executive officers and directors are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Richard E. Johnson                    CEO and Director                   Stratevest
         ..................................... .................................. ...................................
         Robert B. Esau                        Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         Gary L. Robinson                      Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         James W. Gribbons                     Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         Robert A. Knowles, Jr.                Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         William S. Wolff                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Molly Dillon                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         John M. Fullerton                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Robert Wiseman                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Walter L. Parr                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Jonathan W. White                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Robert E. Hussey                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Dana Mitiguy                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Dorothy Wentworth                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Christopher G. Chapman                Vice President                     Stratevest
         ..................................... .................................. ...................................
         Perry Condon                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         A. James Cota                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         J. Alan Day                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Carol P. Smith                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         Sandy Baker                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         H. Ashley Smith, Jr.                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         William J. Judge                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Leila J. Baroody                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Reginald P. Vincent                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         Frederick G. Natale, Jr.              Vice President                     Stratevest
         ..................................... .................................. ...................................
         Thomas E. Malinowski                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         William Smith                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         Melissa Whitmore                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         John Conroe                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Sandra J. Kidwell                     Vice President                     Stratevest
         ..................................... .................................. ...................................
         Mark Nagelsmith                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Sharry Rutzken                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         Judith E. Zalansky                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         Christopher W. McCarthy               Vice President                     Stratevest
         ..................................... .................................. ...................................
         Nancy S. Hudson                       Vice President                     Stratevest
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Timothy J. O'Malley                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         Peter C. Armbuster                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         Steven Kalloch                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         Thomas J. Christensen                 Vice President                     Stratevest
         ..................................... .................................. ...................................
         Jeffrey Oldfield                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Don Smith                             Vice President                     Stratevest
         ..................................... .................................. ...................................
         Robert P. Dinan                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Michael B. MacDonald                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         Bruce L. Poznak                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Arlene C. Folsom                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Brian S. Wallace                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Debra A. Patten                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Kevin Brown                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Steve Eddy                            Vice President                     Stratevest
         ..................................... .................................. ...................................
         John Gibbons                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         Larry Pelletier                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Carolyn May                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Kathryn Dion                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         James Hillman                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         Janet Milley                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         John H. Budd                          Director                           Stratevest
         ..................................... .................................. ...................................
         Mirick O'Connell                      Director                           Stratevest
                                               .................................. ...................................
                                                                                  1700 BankBoston Tower
                                                                                  Worcester, MA 01608-1477
         ..................................... .................................. ...................................
         Gretchen B. Morse                     Director                           Stratevest
                                               .................................. ...................................
                                                                                  United Way of Chittenden County
                                                                                  95 St. Paul Street
                                                                                  Burlington, VT  05401
         ..................................... .................................. ...................................
         Joseph S. Pieciak, Jr.                Director                           Stratevest
                                               .................................. ...................................
                                                                                  Joseph Pieciak & Co., P.C.
                                                                                  4 Park Place  P.O. Box 797
                                                                                  Brattelboro, VT  05301-0797
         ..................................... .................................. ...................................
         Barry N. Stone                        Director                           Stratevest
                                               .................................. ...................................
                                                                                  Barry Stone Insurance Agency
                                                                                  P.O. Box 9507
                                                                                  S. Burlington, VT  05407-9507
         ..................................... .................................. ...................................
         George Smith                          Director                           Stratevest
                                               .................................. ...................................
                                                                                  George Smith, CPA
                                                                                  406 Main Street
                                                                                  Great Barrington, MA  01230
         ..................................... .................................. ...................................
         Jeffrey Cook                          Director                           Stratevest
                                               .................................. ...................................
                                                                                  Cain, Hibbard, Myers & Cook
                                                                                  66 West Street
                                                                                  Pittsfield, MA  01201-5764
         ..................................... .................................. ...................................
         Joseph A. Desmond                     Director                           Stratevest
                                               .................................. ...................................
                                                                                  The Concord Group
                                                                                  4 Bouton Street
                                                                                  Concord, NH  03301-05023
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         John E. Menario                       Director                           Stratevest
         ..................................... .................................. ...................................
                                                                                  Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................
         Andrew W. Mickey                      Director                           Stratevest
                                               .................................. ...................................
                                                                                  Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................

(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment  adviser to BrownIA Bond Fund,  BrownIA  Small-Cap
         Growth Fund and BrownIA Growth Equity Fund)  contained in Parts A and B of this post-effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street,
         Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael D. Hankin                     President, Chief Executive         Brown
                                               Officer, Trustee
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Chairman                           Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society
         ..................................... .................................. ...................................
         ..................................... ..................................
         Charles W. Cole, Jr.                  Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Provident Bankshares Corporation
                                                                                  and Provident Bank of Maryland
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director, Chairman of Investment   The University of Maryland
                                               Committee                          Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Regents                   The University of Maryland Systems
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             The Governor's Committee on
                                                                                  School Funding
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Investment Committee of Helix
                                                                                  Health System
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman of Investment Committee   France-Merrick Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman               Baltimore Council on Foreign
                                                                                  Affairs
         ..................................... .................................. ...................................


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Truman T. Semans                      Vice Chairman of the Board of      Brown

                                               Trustees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Member and Former         Duke University
                                               Chairman of Investment Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Chairman of Finance       Lawrenceville School
                                               Committee and Member of
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors, Member of      Chesapeake Bay Foundation
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Mercy Medical Center
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        St. Mary's Seminary
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Archdiocese of Baltimore
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Robert E. Lee Memorial Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        W. Alton Jones Foundation
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William C. Baker                      Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Chief Executive      Chesapeake Bay Foundation
                                               Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            John Hopkins Hospital
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Baltimore Community Foundation
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jack S. Griswold                      Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Managing Director                  Armata Partners
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Alex. Brown Realty
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Chesapeake Bay Foundation
                                                                                  Living Classrooms
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Maryland Historical Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Washington College
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chair                              Campaign for Washington's College
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Earl L. Linehan                       Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          Woodbrook Capital, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Strescon Industries
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           UMBC Board of Visitors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman Investment Committee      Gilman School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Stoneridge, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Sagemaker, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Medical Mutual Liability
                                                                                  Insurance Society of Maryland
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Heritage Properties, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          St. Mary's Seminary & University
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          St. Ignatius Loyola Academy
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          University of Notre Dame Advisory
                                                                                  Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Walter D. Pinkard, Jr.                Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Chief Executive      Colliers Pinkard
                                               Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           The Americas Region of Colliers
                                                                                  International
                                               .................................. ...................................
                                               .................................. ...................................
                                               Vice President                     France Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          France-Merrick Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The John Hopkins University
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Gilman School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Calvert School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The East Baltimore Community
                                                                                  Development Bank
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Alliance
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Baltimore Reads, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Downtown Baltimore District
                                                                                  Authority
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Yale University Development
                                                                                  Board
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Maryland Business Roundtable
                                                                                  for Education
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John J.F. Sherrerd                    Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Provident Mutual Life Insurance
                                                                                  Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           C. Brewer and Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Vice Chairman of          Princeton University
                                               Executive Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Chairman of Investment    The Robertson Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            GESU School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Executive Committee   Princeton Investment Management
                                               Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Overseers                 University of Pennsylvania
                                                                                  Wharton School
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David M. Churchill, CPA               Chief Financial Officer            Brown

(f)      Brown Advisory, Inc.

         The description of Brown Advisory Inc. ("Brown")(investment adviser to
         BrownIA Bond Fund,  BrownIA  Small-Cap  Growth Fund and BrownIA Growth
         Equity Fund)  contained in Parts A and B of  post-effective  amendment
         No.  83 to  the  Trust's  Registration  Statement,  (accession  number
         0001004402-00-000327) is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street,
         Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael D. Hankin                     President and Director             Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President, Chief Executive         Brown Investment Advisory & Trust Co.
                                               Officer, Trustee
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Treasurer and Director             Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Brown Investment Advisory & Trust Co.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Edward Dunn III                       Secretary                          Brown

(g)      Polaris Capital Management, Inc.

         The    description    of    Polaris    Capital     Management,     Inc.
         ("Polaris")(investment  adviser to Polaris Global Value Fund) contained in Parts A and B of  post-effective  amendment No. 83 (accession number
         0001004402-00-000327)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following are the  directors  and principal  executive  officers of
         Polaris,   including  their  business  connections,   which  are  of  a
         substantial  nature.  The  address of  Polaris  is 125  Summer  Street,
         Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Edward E. Wendell, Jr.                Treasurer                          Polaris
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          Boston Investor Services, Inc.
         ..................................... .................................. ...................................


(g)      Mastrapasqua & Associates

         The       description      of       Mastrapasqua      &      Associates
         ("Mastrapasqua")(investment  adviser to Mastrapasqua Growth Value Fund)
         contained in Parts A and B of  post-effective  amendment  No. 80 to the
         Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

         The following are the  directors  and principal  executive  officers of
         Mastrapasqua,  including  their  business  connections,  which are of a substantial  nature.  The address of Mastrapasqua is 814 Church Street,
         Suite 600, Nashville,  Tennessee, 37203 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company
         with  which  the  directors  and  principal   executive   officers  are
         connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                               Manager
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                               Security Analyst

(h)      Trillium Asset Management Corporation

         The  description  of  Trillium  Asset   Management   Corporation   (the
         "Adviser") (investment adviser to The Advocacy Fund) contained in Parts
         A and B of post-effective  amendment No. 82

         to   the   Trust's    Registration    Statement    (accession   number
         0001004402-00-000283), is incorporated by reference herein.

         The following are the directors and principal executive officers of the
         Adviser,   including  their  business  connections,   which  are  of  a
         substantial  nature. The address of the Adviser is 711 Atlantic Avenue,
         Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that  address is the  principal  business  address of any company  with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Joan Bavaria                          President, Board of Directors      Adviser
                                               Member, Treasurer
                                               .................................. ...................................
                                               President, Treasurer and Director  FRDC California Corporation
                                                                                  (dissolved)
                                               .................................. ...................................
                                               President, Treasurer and           Franklin Insight, Inc. (Purchased
                                               Director (formerly)                by the Adviser)
                                               .................................. ...................................
                                               Founding Co-Chair                  Coalition for Environmentally
                                                                                  Responsible Economies
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Director (formerly)                Green Seal
                                                                                  Washington, DC
                                               .................................. ...................................
                                               Director                           Lighthawk
                                                                                  San Francisco, CA
                                               .................................. ...................................
                                               Advisory Board                     The Greening of Industry
                                                                                  Worcester, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
                                               Director (formerly)                Social Investment Forum
                                                                                  Boston, MA
                                               .................................. ...................................
         ..................................... .................................. ...................................
                                               Chair (formerly)                   National Advisory Committee for
                                                                                  Policy and Technology's
                                                                                  Subcommittee, Community Based
                                                                                  Environmental Policy
                                                                                  Washington, DC
                                               .................................. ...................................
         ..................................... .................................. ...................................

         Patrick J. McVeigh                    Executive Vice President           Adviser

                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           SEED Haiti Community Development
                                                                                  Loan Fund
                                                                                  99 High Street,
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
                                               .................................. ...................................
         Shelley Alpern                        Director, Assistant Vice           Adviser
                                               President
                                               .................................. ...................................
                                               .................................. ...................................
                                               Student (formerly)                 University of Texas
                                                                                  Austin, TX
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Samuel B. Jones, Jr., CFA             Senior Vice President, Chief       Adviser
                                               Investment Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman 1991-1997                 Standards and Policy
                                               Member 1982-1999                   Subcommittee, Association for
                                                                                  Investment Management and Research
                                                                                  Charlottesville, VA 22903
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Council of Examiners, Institute
                                                                                  of Chartered Financial Analysts
                                                                                  Charlottesville, VA 22903
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         F. Farnum Brown, Jr., Ph.D.           Senior Vice President              Adviser327 West Main Street
                                                                                  Durham, NC 27701-3215
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 6/98)              Durham Community Land Trust
                                                                                  1401 Morehead Avenue
                                                                                  Durham, NC 27707
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Susan Baker Martin                    Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Congregational Church of South
                                                                                  Dartmouth
                                                                                  Middle Street
                                                                                  Dartmouth, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Lisa Leff, CFA                        Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Employee (until       Smith Barney Asset Management
                                               1999)                              388 Greenwich Street
                                                                                  New York, NY 10013
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 1999)              Social Investment Forum
                                                                                  Washington, DC
                                               .................................. ...................................
                                               .................................. ...................................
                                               Founder and Co-Chair (until 1999)  Social Investment Security
                                                                                  Analysts Group, New York Society
                                                                                  of Security Analysts
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Verite
                                                                                  Amherst, MAs
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 1999)              Maternity Center Association
                                                                                  23rd and Park Avenue
                                                                                  New York, NY
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Stephanie R. Leighton, CFA            Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Local Enterprise Assistance Fund,
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Executive Committee Member         New England Chapter of the Social
                                                                                  Investment Forum
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Cheryl I. Smith, CFA                  Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Finance Committee (Director,       Resist
                                               formerly)                          259 Elm Street, Suite 201
                                                                                  Somerville, MA 02144
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Performing Artists at Lincoln
                                                                                  School
                                                                                  Kennard Road
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Eric Becker, CFA                      Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Interlock Media, Inc.
                                                                                  Cambridge, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Linnie McLean                         Senior Vice President              Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Loan Committee                     Boston Community Loan Fund
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Patricia L. Davidson                  Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Program Committee, The Women's
                                                                                  Foundation
                                                                                  340 Pine Street
                                                                                  San Francisco, CA 94104
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Diane M. DeBono                       Senior Vice President              Adviser
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James Crawford, JD                    Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor, Associate Dean          University of California,
                                               (retired)                          Berkley, CA
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas Gladwin, Ph.D.                 Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          New York University
                                                                                  Stern School of Business
                                                                                  44 W. 4th Street
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Max McGraw Professorship of        University of Michigan
                                               Sustainable Enterprise and         Ann Arbor, MI 48109
                                               Associated Directorship
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert Glassman                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman and Co-Chairman           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman Investment Committee      The Boston Foundation
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sally Greenberg, JD                   Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Product Safety Counsel      Consumers Union
                                                                                  1666 Connecticut Avenue N.W.
                                                                                  Washington, DC 20009
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (past)                   Massachusetts Women's Bar
                                                                                  Association
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Eastern States Civil Rights        Anti-Defamation League
                                               Counsel                            1 Lincoln Plaza
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Charles Grigsby                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Vice President              Mass Capital Resource Company
                                                                                  420 Boylston Street
                                                                                  Boston, MA 02116
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Acting Deputy         City of Boston Neighborhood
                                                                                  Development Department
                                                                                  26 Court Street
                                                                                  Boston, MA 02108
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Federal Reserve Bank Small
                                                                                  Business Advisory Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Massachusetts State Board of
                                                                                  Education
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Milton Moskowitz                      Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Writer                             Mill Valley, CA 94941
                                               .................................. ...................................
         ..................................... .................................. ...................................
         Carol O'Cleireacain, Ph.D.            Board of Directors Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               Economic Consultant                New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Fellow                      Brookings Institution, Center on
                                                                                  Urban and Metropolitan Policy
                                                                                  1775 Massachusetts Avenue N.W.,
                                                                                  Washington, DC 20036
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chair (formerly)                   Council of Institutional
                                                                                  Investors Executive Committee
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Plukas                           Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Co-Chairman          Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           New England Foundation for the
                                                                                  Arts
                                                                                  Boston, MA
         ..................................... .................................. ...................................
                                               .................................. ...................................
         George Rooks                          Portfolio Manager, Board of        Adviser
                                               Directors Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Owner                Heritage Capital Management
                                                                                  31 Milk Street
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Manager                 J.L. Kaplan Associates
                                                                                  29 Commonwealth Avenue
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (formerly)               First Capital Corporation of
                                                                                  Boston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (formerly)               First Venture Capital Corporation
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Portfolio Manager (formerly)       BankBoston

                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Jewish Federation of the North
                                                                                  Shore
                                                                                  Boston, MA

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Elliot Sclar, Ph.D.                   Chairman, Board of Directors       Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          Columbia University School of
                                                                                  Architecture
                                                                                  New York, NY

                                               .................................. ...................................
                                               .................................. ...................................
                                               Director, Vice President           Franklin Insight, Inc.
                                               (Formerly)
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
         ..................................... .................................. ...................................
         William Torbert, Ph.D.                Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          Boston College
                                                                                  Chestnut Hill, MA


(i)      Wells Fargo Bank, N.A.

         The description of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), the investment adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of post-effective amendment No. 83
         (accession  number  0001004402-00-000327)  to the Trust's  Registration
         Statement, is incorporated by reference herein.

         The following are the  directors  and principal  executive  officers of
         Wells Fargo Bank, including their business connections,  which are of a substantial  nature.  The address of Wells Fargo Bank is 420 Montgomery
         Street, San Francisco, California 94105 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company
         with  which  the  directors  and  principal   executive   officers  are
         connected.



         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         H. Jesse Arnelle                      Director                           Wells Fargo Bank
         455 Market                            .................................. ...................................
         Street San Francisco, CA 94105        Senior Partner                     Arnelle, Hastie, McGee, Willis &
                                                                                  Greene

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Armstrong World Industries, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Eastman Chemical Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           FPL Group, Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Michael R. Bowlin                     Director                           Wells Fargo Bank
         Highway 150                           .................................. ...................................
         Santa Paula, CA 93060                 .................................. ...................................
                                               Chairman of the Board of           Atlantic Richfield Co. (ARCO)
                                               Directors, Chief Executive
                                               Officer, Chief Operating Officer
                                               and President

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Edward Carson                         Director                           Wells Fargo Bank
         633 West Fifth Street                 .................................. ...................................
         Los Angeles, CA 90071                 .................................. ...................................
                                               Chairman of the Board and Chief    First Interstate Bancorp
                                               Executive Officer

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Aztar Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Castle & Cook, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Terra Industries, Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         William S. Davilla                    Director                           Wells Fargo Bank
         618 Michillinda Ave.                  .................................. ...................................
         Arcadia, CA 91007                     .................................. ...................................
                                               President (Emeritus) and           The Vons Companies, Inc.
                                               Director

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Pacific Gas & Electric Company


         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Rayburn S. Dezember                   Director                           Wells Fargo Bank
         3200 San Fernando Road                .................................. ...................................
         Los Angeles, CA 90065                 .................................. ...................................
                                               Director                           CalMat Co.


                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Tejon Ranch Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           The Bakersfield Californian
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Whittier College

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Paul Hazen                            Chairman of the Board of           Wells Fargo Bank
                                               Directors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman of the Board of           Wells Fargo & Company
                                               Directors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Phelps Dodge Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Safeway, Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Robert K. Jaedicke                    Director                           Wells Fargo Bank
         Graduate School of Business           .................................. ...................................
         Stanford University                   .................................. ...................................
         Stanford, CA 94305                    Professor (Emeritus)               Graduate School of Business
                                               Stanford University

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Bailard Biehl & Kaiser Real
                                                                                  Estate Investment Trust, Inc.

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Boise Cascade Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           California Water Service Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Enron Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           GenCorp, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Homestake Mining Company

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Thomas L. Lee                         Director                           Wells Fargo Bank
         10302 Avenue 7 1/2                    .................................. ...................................
         Firebaugh, CA 93622                   .................................. ...................................
                                               Chairman and Chief Executive       The Newhall Land and Farming
                                               Officer                            Company

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           CalMat Co.

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           First Interstate Bancorp

         ..................................... .................................. ...................................


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Ellen Newman                          Director                           Wells Fargo Bank
         323 Geary Street                      .................................. ...................................
         Suite 507                             .................................. ...................................
         San Francisco, CA 94102               President                          Ellen Newman Associates

                                               .................................. ...................................
                                               .................................. ...................................

                                               Chair (Emeritus) of the Board of   University of California at San
                                               Trustees                           Francisco Foundation

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           California Chamber of Commerce

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Philip J. Quigley                     Director                           Wells Fargo Bank
         130 Kearney Street Rm. 3700 San       .................................. ...................................
         Francisco, CA 94108                   .................................. ...................................
                                               Chairman, President and Chief      Pacific Telesis Group
                                               Executive Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl E. Reichardt                     Director                           Wells Fargo Bank

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Columbia/HCA Healthcare
                                                                                  Corporation

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Ford Motor Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Newhall Management Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Pacific Gas and Electric Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Retired Chairman of the Board of   Wells Fargo & Company
                                               Directors and Chief Executive
                                               Officer

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Donald B. Rice                        Director                           Wells Fargo Bank
         2049 Century Park East                .................................. ...................................
         Los Angeles, CA 90067                 .................................. ...................................
                                               President and Chief Executive      Teledyne, Inc.
                                               Officer

                                               .................................. ...................................
                                               .................................. ...................................

                                               Retired Secretary                  The United States Air Force

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Vulcan Materials Company

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Richard J. Stegemeier                 Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman (Emeritus)                Unocal Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Foundation Health Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Halliburton Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Northrop Grumman Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Outboard Marine Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Pacific Enterprises
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           First Interstate Bancorp

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Susan G. Swenson                      Director                           Wells Fargo Bank
         651 Gateway Blvd.                     .................................. ...................................
         San Francisco, CA 94080               .................................. ...................................
                                               President and Chief Executive      Cellular One
                                               Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David M. Tellep                       Director                           Wells Fargo Bank

                                               .................................. ...................................
                                               .................................. ...................................

                                               Retired Chairman of the Board      Martin Lockheed Corporation
                                               and Chief Executive Officer

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Edison International and Southern
                                                                                  California Edison Company

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           First Interstate Bancorp

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Chang-Lin Tien                        Director                           Wells Fargo Bank

                                               .................................. ...................................
                                               .................................. ...................................

                                               Chancellor                         University of California at
                                                                                  Berkeley

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Raychem Corporation

         ..................................... .................................. ...................................


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John A. Young                         Director                           Wells Fargo Bank
         3000 Hanover Street                   .................................. ...................................
         Palo Alto, CA 9434                    .................................. ...................................
                                               President, Chief Executive         Hewlett-Packard Company
                                               Officer and Director

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Chevron Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Lucent Technologies
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Novell, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Shaman Pharmaceuticals Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         William F. Zuendt                     Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               President                          Wells Fargo & Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           3Com Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           California Chamber of Commerce


(j)      Wells Capital Management Incorporated

         The description of Wells Capital  Management.  ("WCM"),  the investment sub-adviser  for the  Portfolio  in which  Equity  Index Fund  invests, contained  in  Parts  A  and  B  of  post-effective  amendment  No.  83
         (accession  number  0001004402-00-000327)  of the Trust's  Registration
         Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco,
         California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Allen J. Ayvazian                     Chief Equity Officer               WCM
                                               .................................. ...................................
         ..................................... .................................. ...................................
         Robert Willis                         President and Chief Investment     WCM
                                               Officer
                                               .................................. ...................................
         ..................................... .................................. ...................................
         Brigid Breen                          Chief Compliance Officer           WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jose Casas                            Chief Operating Officer            WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Larry Fernandes                       Principal                          WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jacqueline Anne Flippin               Principal                          WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Stephen Galiani                       Senior Principal Director          WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Madeleine Gish                        Senior Principal                   WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Kelli Ann Lee                         Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Melvin Lindsey                        Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Clark Messman                         Chief Legal Officer                WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Brian Mulligan                        Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas O'Malley                       Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Clyde Ostler                          Director                           WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Guy Rounsaville                       Director                           WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Katherine Schapiro                    Senior Principal                   WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Gary Schlossbertg                     Economist                          WCM

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the
         Investment Company Act of 1940, as amended:

         The Cutler Trust                             Monarch Funds
         Memorial Funds                               Sound Shore Fund, Inc.
         Forum Funds                                  TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Y. Keffer                                    President                     Chairman, President
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David I. Goldstein                                Secretary                        Vice President
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Ronald H. Hirsch                                  Treasurer                          Treasurer


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on October 17, 2000.


                                            FORUM FUNDS


                                            By: /s/ John Y. Keffer
                                                     John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on October 17, 2000.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.


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                                INDEX TO EXHIBITS

(d)(9) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company.

(e)(3) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC.

(g)(1)   Form of Custodian Agreement between Registrant and Forum Trust, LLC.

(g)(2) Form of Master Custodian Agreement between Forum Trust and Bankers Trust Company.

(h)(1) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC.

(h)(2) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC.

(h)(3) Form of Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC.

(h)(6)   Form of Shareholder Service Plan of Registrant.